Note 10. Derivatives and Hedging Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount		$ 185.8
Accrued Liabilities [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Suntech Warrant [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(61.1)		(0.2)
Derivative, Notional Amount	571.4
Prepaid and Other Current Assets [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset			1.6
Derivative, Notional Amount	25.1
Prepaid and Other Current Assets [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	(61.1)		0.8
Derivative Asset, Fair Value, Gross Asset	0		1.0
Derivative, Notional Amount	0
Accumulated Other Comprehensive Income [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(1.8)		(1.6)
Derivative, Notional Amount
Accumulated Other Comprehensive Income [Member] | Derivatives Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(21.1)		0
Derivative, Notional Amount
Interest Rate Swap [Member] | Accrued Liabilities [Member] | Derivatives Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(7.9)		(2.4)
Derivative, Notional Amount	515.6
Cross Currency Interest Rate Contract [Member] | Accrued Liabilities [Member] | Derivatives Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0		(2.4)
Derivative, Notional Amount	0
Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(2.6)
Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(91.4)		(310.6)
Fair Value, Measurements, Recurring [Member] | Equity Option [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0		(506.5)
Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	21.1		(2.4)
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(4.5)		(11.5)
Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0		(270.5)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(2.6)		(10.8)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Option [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure			(11.5)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(4.5)		(11.5)
Derivative, Notional Amount	358.9
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(46.1)		(264.6)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Option [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure			(506.5)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Option [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0		(506.5)
Derivative, Notional Amount	1,200.0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Option [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Conversion Option [Member]
Derivatives, Fair Value [Line Items]
Derivative, Gain (Loss) on Derivative, Net	381.9
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	21.1		0
Derivative, Notional Amount	185.8
Assets, Fair Value Disclosure			(2.4)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure			(270.5)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Warrant [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0		(270.5)
Derivative, Notional Amount	1,200.0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Warrant [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Warrant Options [Member]
Derivatives, Fair Value [Line Items]
Derivative, Gain (Loss) on Derivative, Net	482.8
Cross Currency Interest Rate Contract [Member] | Accumulated Other Comprehensive Income [Member] | Derivatives Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0		2.4
Derivative, Notional Amount
Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0		514.8
Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0		0
Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure			514.8
Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0		514.8
Derivative, Notional Amount	1,200.0
Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Note Hedge Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(365.3)
Interest Rate Swap [Member] | Accumulated Other Comprehensive Income [Member] | Derivatives Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	7.0		1.6
Derivative, Notional Amount
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	1.8		2.6
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0		0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure			2.6
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Prepaid and Other Current Assets [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1.8
Forward Contracts [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	1.9		0.7
Forward Contracts [Member] | Fair Value, Measurements, Recurring [Member] | Other Income [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	13.7		8.0	9.0
Forward Contracts [Member] | Fair Value, Measurements, Recurring [Member] | Interest Expense [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	15.8		0.2	0
Forward Contracts [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure			0.7
Forward Contracts [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1.9		0.7
Derivative, Notional Amount	358.9
Forward Contracts [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	$ 0		$ 0